Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party balances and transactions

Note 13 – Related party balances and transactions

Related party balances

The amount due from related parties consists of the following:

Related Party Name	Relationship	Nature	December 31, 2021	December 31, 2020
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	$-	$346,986
Mr. Jinlong Yang	Chairman and Chief Executive Officer	Advances for operational purpose	705,280	394,354
			$705,280	$741,340

The Company has collected all amounts due from related parties by the end of May, 2022.

The amount due to related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2021	December 31, 2020
Exquisite Elite Limited	Shareholder	Advances for payment of professional fee	$14,479	$802,672
Mr. Zuojie Dai	Manager of MingZhu Pengcheng	Advances for operational purpose	81,375	116,153
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	198,490	-
Mr. Jingwei Zhang	Chief Financial Officer	Advances for operational purpose	-	75,021
			$294,344	$993,846

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of December 31, 2021 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2021
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From November 11, 2021 to November 5, 2022	$156,922	$156,922
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From September 23, 2021 to September 22, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From September 16, 2021 to September 15, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From July 14, 2021 to January 13, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From June 29, 2021 to January 13, 2022	784,609	784,609
Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	Zhejiang Tailong Commercial Bank Co.,Ltd	From November 11, 2021 to November 19, 2022	470,765	470,765
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	Industrial Bank Co., Ltd.	From April 28, 2021 to May 7, 2022	470,765	376,612
Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	China Everbright Bank Co., Ltd.	From November 12, 2021 to November 20, 2022	2,353,827	2,259,674
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	Bank of Communications Co., Ltd.	From April 29, 2021 to May 9, 2022	3,923,046	3,295,359
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	$470,765	$448,348
			$8,866,082	$8,027,672

The collateral and guarantee made by related parties to the Company as of December 31, 2020 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2020
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	The Industrial Bank Co., Ltd.	From April, 2020 to April, 2021	$398,467	$291,188
Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	Zhujiang Rural Bank	From April, 2020 to April, 2021	459,770	390,805
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	China Everbright Bank	From October, 2020 to October, 2021	2,298,851	2,114,943
Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	Bank of Communications	From November, 2020 to November, 2021	3,831,418	3,754,788
			$6,988,506	$6,551,724